Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [line items]
Non-current provisions	kr 3,511	kr 4,927
Provisions	11,715	11,706	kr 11,588
Additional provisions, other provisions	9,345	10,477
Restructuring [member]
Disclosure of Provisions [line items]
Non-current provisions	879	855
Provisions	kr 3,872	3,720	669
Description of expected timing of outflows, other provisions	1 year
Utilization of provisions	kr 4,200	2,900
Additional provisions, other provisions	4,498	6,082
Customer Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	112	1,873
Provisions	kr 1,760	2,857	3,093
Description of expected timing of outflows, other provisions	1 year
Additional provisions, other provisions	kr 686	481
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	469	608
Provisions	kr 743	954	722
Description of expected timing of outflows, other provisions	2 years
Additional provisions, other provisions	kr 324	849
Warranty [member]
Disclosure of Provisions [line items]
Non-current provisions	206	251
Provisions	kr 766	956	678
Description of expected timing of outflows, other provisions	1 year
Additional provisions, other provisions	kr 389	831
Provision for Share Based Payments [member]
Disclosure of Provisions [line items]
Non-current provisions	1,359	682
Provisions	kr 2,992	1,584	kr 985
Description of expected timing of outflows, other provisions	3 years
Additional provisions, other provisions	kr 2,209	kr 1,410